SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

DWS Short-Term Municipal Bond Fund
The following changes are effective on or about August 2, 2018:
The following non-fundamental investment policy contained under the sub-section “Other Investment Policies” in the “INVESTMENT RESTRICTIONS” section of the fund’s Statement of Additional Information Part I is hereby revised as follows:
(4) the fund may not invest more than 10% of its total assets in below investment-grade bonds (i.e., junk bonds).
Please Retain This Supplement for Future Reference
July 13, 2018
SAISTKR-429